BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Professional fee		$ 1,224	$ 1,241	$ 1,054
Purchasing of patent		30	30	30
Patents [Member]
Disclosure of transactions between related parties [line items]
Purchasing of patent		$ 30	30	30
Polyheal [Member]
Disclosure of transactions between related parties [line items]
Ownership percentage		8.00%
KeyOfficer [Member]
Disclosure of transactions between related parties [line items]
Professional fee		$ 516	$ 537	$ 691
Chief Executive Officer and Chief Medical Officer [Member]
Disclosure of transactions between related parties [line items]
One-time bonus payments	$ 120